HIGHLIGHTS OF 2020 - Special Reserve, Approval for the payment of dividends & Issuance of Debentures (Details) - BRL (R$) R$ in Thousands	1 Months Ended
	Jan. 31, 2021	Apr. 30, 2021
Special Reserve
Investments in subsidiaries, joint ventures and associates [abstract]
Interim dividends	R$ 2,291,889
Dividend Payment
Investments in subsidiaries, joint ventures and associates [abstract]
Payment of dividend		R$ 1,507,139
Unsecured Bond 2 Series
Investments in subsidiaries, joint ventures and associates [abstract]
Bonds issued		R$ 2,700,000